Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating Activities:
Profit before tax	¥ 1,024,552	¥ 509,353
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(18,600)	(96,183)
Foreign exchange (gains) losses	(939,255)	47,260
Provision for loan losses	86,989	13,855
Depreciation and amortization	157,999	158,232
Share of post-tax profit of associates and joint ventures	(61,241)	(27,899)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	1,767,421	(98,456)
Net increase of call loans and bills bought	(4,914,016)	(191,334)
Net decrease of reverse repurchase agreements and cash collateral on securities borrowed	1,388,766	1,224,050
Net increase of loans and advances	(9,941,327)	(139,094)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	1,232,767	(500,754)
Net increase (decrease) of deposits	8,666,708	(1,511,338)
Net increase of call money and bills sold	4,375	349,768
Net decrease of repurchase agreements and cash collateral on securities lent	(2,458,303)	(2,364,123)
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	(7,388,484)	1,162,855
Income taxes paid—net	(106,797)	(91,992)
Other operating activities—net	(1,312,248)	425,033
Net cash and cash equivalents used in operating activities	(12,810,694)	(1,130,767)
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(15,404,357)	(18,734,409)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	11,051,492	11,859,983
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	11,892,293	7,519,713
Investments in associates and joint ventures		(1,700)
Proceeds from sales of investments in associates and joint ventures	4,512	1,529
Purchases of property, plant and equipment, and investment properties	(30,387)	(33,217)
Purchases of intangible assets	(93,017)	(92,958)
Proceeds from sales of property, plant and equipment, investment properties and intangible assets	1,864	495
Net cash and cash equivalents provided by investing activities	7,422,400	519,436
Financing Activities:
Redemption of subordinated borrowings	(15,000)
Proceeds from issuance of subordinated bonds		93,347
Redemption of subordinated bonds		(174,000)
Payments for the principal portion of lease liabilities	(44,825)	(47,664)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(143,871)	(130,153)
Dividends paid to non-controlling interest shareholders	(2,713)	(727)
Coupons paid to other equity instruments holders	(5,606)	(5,365)
Purchases of treasury stock and proceeds from sales of treasury stock—net	240	259
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	1,002	3,338
Transactions with non-controlling interest shareholders—net	956	111
Net cash and cash equivalents used in financing activities	(209,817)	(260,854)
Effect of exchange rate changes on cash and cash equivalents	1,674,253	49,681
Net decrease of cash and cash equivalents	(3,923,858)	(822,504)
Cash and cash equivalents at beginning of period	74,343,953	71,548,697
Cash and cash equivalents at end of period	70,420,095	70,726,193
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	1,367,994	942,698
Interest paid	¥ 510,259	¥ 147,489